SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-06068

                 AllianceBernstein Institutional Reserves, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Date of fiscal year end:  April 30

             Date of reporting period: July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record.





******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06068
Reporting Period: 07/01/2004 - 06/30/2005
AllianceBernstein Institutional Reserves, Inc.









========= ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-CALIFORNIA TAX-FREE =========
=========                          PORTFOLIO                           =========




============= ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-GOVERNMENT ==============
=============                      PORTFOLIO                      ==============




========== ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-NEW YORK TAX-FREE ==========
==========                         PORTFOLIO                          ==========




=========== ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-PRIME PORTFOLIO ===========




========= ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-TAX-FREE PORTFOLIO ==========




========= ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-TREASURY PORTFOLIO ==========




=========== ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES-TRUST PORTFOLIO ===========

The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Institutional
                                           Reserves, Inc.





                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2005


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary